UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 (CNI CHARTER FUNDS(SM)(R) LOGO)

                                    (GRAPHIC)

                             2010 SEMI-ANNUAL REPORT

                                 MARCH 31, 2010

              For The Following Funds Managed by CCM Advisors, LLC

                       Limited Maturity Fixed Income Fund
                         Full Maturity Fixed Income Fund
                             Diversified Equity Fund
                        Socially Responsible Equity Fund

                                    (GRAPHIC)

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

                                                    Semi-Annual Report
                                                    CNI Charter Funds
                                                    Advised by CCM Advisors, LLC

Schedules of Investments                                                       2
Statements of Assets and Liabilities                                          19
Statements of Operations                                                      20
Statements of Changes in Net Assets                                           22
Financial Highlights                                                          24
Notes to Financial Statements                                                 26
Disclosure of Fund Expenses                                                   32

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 1-800-445-1341, (2) on the CNI Charter Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the CNI Charter Funds' website at www.cnicharterfunds.com and without charge, upon request by calling 1-800-445-1341.


                           CNI CHARTER FUNDS | PAGE 1
schedule of investments

MARCH 31, 2010 (UNAUDITED)

LIMITED MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

                                  (BAR CHART)

Corporate Bonds                               44.7%
U.S. Government Agency Obligations            19.9%
U.S. Treasury Obligations                     19.8%
U.S. Government Mortgage-Backed Obligations    8.9%
Cash Equivalent                                4.1%
Municipal Bonds                                1.8%
Asset-Backed Securities                        0.8%

*    Percentages based on total investments.

                                                               FACE
                                                              AMOUNT      VALUE
DESCRIPTION                                                    (000)      (000)
-----------                                                 ----------   -------
CORPORATE BONDS [45.5%]
   AEROSPACE & DEFENSE [1.4%]
   Boeing
      5.000%, 03/15/14                                      $      625   $   677
   United Technologies
      7.125%, 11/15/10                                             175       182
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 859
                                                                         =======
   BANKS [13.8%]
   ANZ National International
      6.200%, 07/19/13                                             625       687
   Bank of America
      4.875%, 01/15/13                                             150       157
      4.375%, 12/01/10                                              60        61
   Bank of New York Mellon, MTN
      5.000%, 03/23/12                                             150       159
   Barclays Bank, MTN (A)
      4.500%, 03/10/17                                           1,500     1,481
   Citibank
      1.500%, 07/12/11                                             300       303
   Citigroup Funding
      2.250%, 12/10/12                                           1,000     1,016
   Deutsche Bank
      4.875%, 05/20/13                                           1,800     1,929
   JPMorgan Chase
      3.125%, 12/01/11                                             500       517
   JPMorgan Chase, MTN
      5.600%, 06/01/11                                             150       158
   U.S. Central Federal Credit Union
      1.250%, 10/19/11                                             600       604
   Wachovia
      4.375%, 06/01/10                                             100       101
   Wachovia, MTN
      5.500%, 05/01/13                                             625       675
   Wells Fargo
      5.300%, 08/26/11                                             150       158
      2.125%, 06/15/12                                             535       543
                                                                         -------
   TOTAL BANKS                                                             8,549
                                                                         =======

                                                               FACE
                                                              AMOUNT      VALUE
DESCRIPTION                                                    (000)      (000)
-----------                                                 ----------   -------
   COMPUTER SYSTEM DESIGN & SERVICES [2.4%]
   Hewlett-Packard
      6.125%, 03/01/14                                      $      625   $   704
      4.250%, 02/24/12                                             150       158
      2.950%, 08/15/12                                             120       124
   IBM
      4.950%, 03/22/11                                             190       198
      4.750%, 11/29/12                                             165       178
      2.100%, 05/06/13                                             140       141
                                                                         -------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 1,503
                                                                         =======
   DRUGS [0.5%]
   Abbott Laboratories
      5.600%, 05/15/11                                             145       153
   Pfizer
      4.450%, 03/15/12                                             170       180
                                                                         -------
   TOTAL DRUGS                                                               333
                                                                         =======
   ENERGY [0.5%]
   Florida Power
      4.500%, 06/01/10                                             250       251
   FPL Group Capital
      5.625%, 09/01/11                                              85        90
                                                                         -------
   TOTAL ENERGY                                                              341
                                                                         =======
   FINANCIAL SERVICES [9.0%]
   Boeing Capital
      6.500%, 02/15/12                                             150       164
      6.100%, 03/01/11                                             250       263
   Caterpillar Financial Services, MTN
      5.750%, 02/15/12                                             150       162
      5.050%, 12/01/10                                             200       206
   CME Group
      5.400%, 08/01/13                                             625       682
   Countrywide Financial, MTN
      5.800%, 06/07/12                                             625       664
   General Electric Capital, MTN
      4.875%, 10/21/10                                             150       153
      2.000%, 09/28/12                                             535       542
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                             625       677
   HSBC Finance
      5.500%, 01/19/16                                           1,800     1,891
   John Deere Capital, MTN
      5.250%, 10/01/12                                             150       163
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                5,567
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2
schedule of investments

MARCH 31, 2010 (UNAUDITED)

LIMITED MATURITY FIXED INCOME FUND (CONTINUED)

                                                               FACE
                                                              AMOUNT      VALUE
DESCRIPTION                                                    (000)      (000)
-----------                                                 ----------   -------
   FOOD, BEVERAGE & TOBACCO [1.1%]
   Campbell Soup
      6.750%, 02/15/11                                      $      150   $   158
   Coca-Cola
      5.750%, 03/15/11                                             145       152
   Coca-Cola Enterprises
      3.750%, 03/01/12                                             170       178
   PepsiCo
      5.150%, 05/15/12                                              60        64
   Unilever Capital
      7.125%, 11/01/10                                             150       156
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            708
                                                                         =======
   FOOD-RETAIL [0.1%]
   Safeway
      6.500%, 03/01/11                                              60        63
                                                                         =======
   FOREIGN GOVERNMENTS [0.2%]
   Province of Ontario Canada
      1.875%, 11/19/12                                             125       126
                                                                         =======
   INVESTMENT BANKER/BROKER DEALER [12.4%]
   Bear Stearns, MTN
      6.950%, 08/10/12                                             625       692
   Citigroup
      5.100%, 09/29/11                                             625       651
   Credit Suisse First Boston
      6.125%, 11/15/11                                             785       843
   Goldman Sachs Group
      6.600%, 01/15/12                                             115       125
      4.500%, 06/15/10                                             100       101
   Goldman Sachs Group, MTN
      3.625%, 08/01/12                                             625       647
   Macquarie Group
      7.300%, 08/01/14                                           1,800     2,010
   Morgan Stanley
      6.600%, 04/01/12                                             150       163
      5.625%, 01/09/12                                           1,800     1,907
      1.950%, 06/20/12                                             500       508
                                                                         -------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   7,647
                                                                         =======
   MULTI-MEDIA [0.3%]
   Walt Disney, MTN
      5.700%, 07/15/11                                             150       159
                                                                         =======
   OIL, GAS & CONSUMABLE FUELS [2.9%]
   Shell International Finance BV
      1.875%, 03/25/13                                           1,800     1,798
                                                                         =======

                                                               FACE
                                                              AMOUNT      VALUE
DESCRIPTION                                                   (000)       (000)
-----------                                                 ----------   -------
   RETAIL [0.3%]
   Wal-Mart Stores
      5.000%, 04/05/12                                      $      170   $   182
                                                                         =======
   TELEPHONES & TELECOMMUNICATIONS [0.3%]
   AT&T
      7.300%, 11/15/11                                             150       164
                                                                         =======
   TRANSPORT-RAIL [0.3%]
   Canadian National Railway
      6.375%, 10/15/11                                             175       188
                                                                         =======
         TOTAL CORPORATE BONDS
            (Cost $27,828)                                                28,187
                                                                         =======
U.S. TREASURY OBLIGATIONS [20.1%]
   U.S. Treasury Notes
      4.750%, 05/31/12                                           3,000     3,234
      4.375%, 08/15/12                                           3,000     3,224
      4.250%, 08/15/15                                           3,000     3,239
      4.125%, 08/31/12                                             575       614
      2.375%, 09/30/14                                           1,000     1,000
      1.750%, 11/15/11                                           1,150     1,168
                                                                         -------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $12,529)                                                12,479
                                                                         =======
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [9.1%]
   FHLMC, Pool G12806
      5.500%, 09/01/22                                             279       299
   FHLMC, Pool G18247
      5.000%, 04/01/23                                             206       217
   FHLMC, Pool G18251
      5.000%, 05/01/23                                             309       326
   FHLMC, Pool G18321
      4.500%, 08/01/24                                             158       164
   FHLMC, Pool J04241
      5.500%, 01/01/22                                             187       201
   FHLMC, Pool J04459
      5.000%, 03/01/22                                             139       147
   FHLMC, Pool J04508
      5.000%, 03/01/22                                             123       131
   FHLMC, Pool J07575
      5.000%, 04/01/23                                             202       214
   FHLMC REMIC, Ser R004
      5.125%, 12/15/13                                             418       435
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                             364       380

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3
schedule of investments

MARCH 31, 2010 (UNAUDITED)

LIMITED MATURITY FIXED INCOME FUND (CONCLUDED)

                                                               FACE
                                                              AMOUNT      VALUE
DESCRIPTION                                                    (000)      (000)
-----------                                                 ----------   -------
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                      $      315   $   329
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                             437       457
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                             500       524
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                             271       275
   FHLMC REMIC, Ser R016, Cl AM
      5.125%, 06/15/18                                             388       403
   FNMA, Pool 541946
      7.500%, 07/01/30                                              --        --
   FNMA, Pool 837196
      5.500%, 02/01/21                                             384       412
   FNMA, Pool 933915
      4.500%, 06/01/23                                             369       384
   FNMA, Pool 961783
      4.500%, 02/01/23                                             315       327
                                                                         -------
         TOTAL U.S. GOVERNMENT MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $9,624)                                                  5,625
                                                                         =======
U.S. GOVERNMENT AGENCY OBLIGATIONS [20.2%]
   FHLB
      5.750%, 05/15/12                                             400       438
      5.375%, 08/19/11                                             845       896
      3.125%, 12/13/13                                           4,000     4,157
      3.000%, 10/15/10                                             925       926
   FHLMC
      6.000%, 06/15/11                                             600       639
      4.750%, 03/05/12                                             645       689
      2.125%, 09/21/12                                             200       203
   FNMA
      6.000%, 05/15/11                                           1,000     1,060
      5.375%, 11/15/11                                             930       996
      5.250%, 08/01/12                                             625       673
      3.000%, 07/28/14                                             925       932
      2.900%, 04/07/14                                             925       931
                                                                         -------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $8,300)                                                 12,540
                                                                         =======
MUNICIPAL BONDS [1.9%]
   CALIFORNIA [1.9%]
   Irvine Ranch Water District, RB, ETM
      8.180%, 03/15/14                                             550       603
   State of California, Sub-Ser A-2, RB
      3.000%, 06/23/10                                             550       553
                                                                         -------
   TOTAL CALIFORNIA                                                        1,156
                                                                         =======

                                                               FACE
                                                              AMOUNT
                                                              (000)/     VALUE
DESCRIPTION                                                   SHARES     (000)
-----------                                                 ----------   -------
         TOTAL MUNICIPAL BONDS
            (Cost $1,150)                                                $ 1,156
                                                                         =======
ASSET-BACKED SECURITIES [0.7%]
   BMW Vehicle Lease Trust, Cl A3
      2.910%, 03/15/12                                      $      160       163
   Mercedes-Benz Auto Receivables Trust,
      Cl A4
      2.430%, 03/15/16                                             165       167
   USAA Auto Owner Trust, Cl A4
      2.530%, 07/15/15                                             135       137
                                                                         -------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $460)                                                      467
                                                                         =======
CASH EQUIVALENT [4.2%]
   AIM STIT-Treasury
      Portfolio, 0.030%+                                     2,582,776     2,583
                                                                         -------
         TOTAL CASH EQUIVALENT
            (Cost $2,583)                                                  2,583
                                                                         =======
         TOTAL INVESTMENTS [101.7%]
            (Cost $62,474)                                               $63,037
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $61,996,400.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH, 31, 2010.

CL -- CLASS
ETM -- ESCROW TO MATURITY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's investments carried at fair value ($ Thousands):

Investments in Securities   Level 1   Level 2   Level 3    Total
-------------------------   -------   -------   -------   -------
Corporate Bonds              $   --   $28,187     $--     $28,187
U.S. Treasury Obligations        --    12,479      --      12,479
U.S. Government Mortgage-
   Backed Obligations            --     5,625      --       5,625
U.S. Government Agency
   Obligations                   --    12,540      --      12,540
Municipal Bonds                  --     1,156      --       1,156
Asset-Backed Securities          --       467      --         467
Cash Equivalent               2,583        --      --       2,583
                             ------   -------     ---     -------
Total Investments in
   Securities                $2,583   $60,454     $--     $63,037
                             ======   =======     ===     =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

                                   (BAR CHART)

Corporate Bonds                               42.5%
U.S. Treasury Obligations                     17.0%
U.S. Government Mortgage-Backed Obligations   16.9%
U.S. Government Agency Obligations             7.8%
Commercial Mortgage-Backed Obligation          5.2%
Asset-Backed Securities                        4.4%
Mortgage-Backed Securities                     3.1%
Cash Equivalent                                2.7%
Foreign Bonds                                  0.4%
Municipal Bond                                 0.0%

*    Percentages based on total investments.

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
CORPORATE BONDS [42.8%]
   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      6.125%, 02/01/19                                 $   100       $       112
      4.500%, 04/15/20                                     130               131
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 243
                                                                     ===========
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                     100               102
                                                                     ===========
   AUTO/TRUCK PARTS AND EQUIPMENT-ORIGINAL [0.2%]
   Johnson Controls
      5.500%, 01/15/16                                     100               107
                                                                     ===========
   BANKS [9.9%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                      75                60
   ANZ National Int'l (A)
      2.375%, 12/21/12                                     100               100
   Bank of America
      10.200%, 07/15/15                                    100               121
      2.100%, 04/30/12                                     320               326
   Bank of America, MTN
      7.375%, 05/15/14                                     125               141
      5.650%, 05/01/18                                     290               293
   Bank of Nova Scotia
      2.250%, 01/22/13                                     425               429
   Bank One
      10.000%, 08/15/10                                     89                92
   Barclays Bank
      5.125%, 01/08/20                                     100                99
   Citigroup
      6.375%, 08/12/14                                     145               155
      2.125%, 04/30/12                                     250               255
   Deutsche Bank Trust
      7.250%, 10/15/11                                      46                49

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   Deutsche Bank, MTN
      3.450%, 03/30/15                                 $   100       $        99
   Dresdner Bank-New York
      7.250%, 09/15/15                                     150               161
   European Investment Bank
      4.625%, 03/21/12                                     250               266
   JPMorgan Chase
      4.650%, 06/01/14                                     415               438
   Kookmin Bank (A)
      7.250%, 05/14/14                                     100               112
   PNC Funding
      4.250%, 09/21/15                                     330               340
      2.300%, 06/22/12                                     355               363
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                     100               103
   Wachovia
      5.300%, 10/15/11                                     200               212
   Wachovia, MTN
      5.500%, 05/01/13                                     210               227
   Wells Fargo
      3.625%, 04/15/15                                     125               124
                                                                     -----------
   TOTAL BANKS                                                             4,565
                                                                     ===========
   BEAUTY PRODUCTS [0.5%]
   Procter & Gamble
      4.600%, 01/15/14                                     195               210
                                                                     ===========
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                                      75                76
                                                                     ===========
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                      75                85
                                                                     ===========
   CHEMICALS [0.5%]
   EI du Pont de Nemours
      5.875%, 01/15/14                                     210               234
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [0.3%]
   Hewlett-Packard
      6.125%, 03/01/14                                     135               152
                                                                     ===========
   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                     100               109
                                                                     ===========
   DRUGS [1.8%]
   Eli Lilly
      3.550%, 03/06/12                                     175               183

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 5
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   Merck
      5.000%, 06/30/19                                 $   220       $       230
   Novartis Capital
      4.125%, 02/10/14                                     110               116
   Teva Pharmaceutical
      5.550%, 02/01/16                                      75                82
   Wyeth
      5.500%, 02/15/16                                     200               223
                                                                     -----------
   TOTAL DRUGS                                                               834
                                                                     ===========
   ENERGY [1.8%]
   Baltimore Gas & Electric
      6.125%, 07/01/13                                     190               211
   Carolina Power & Light
      5.150%, 04/01/15                                      80                87
   Exelon
      5.625%, 06/15/35                                      75                70
   Korea Electric Power
      7.750%, 04/01/13                                      95               107
      6.750%, 08/01/27                                      75                79
   NiSource Finance
      7.875%, 11/15/10                                      75                78
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                      75                79
   Trans-Allegheny Interstate Line
      4.000%, 01/15/15                                     100               100
                                                                     -----------
   TOTAL ENERGY                                                              811
                                                                     ===========
   FINANCIAL SERVICES [5.2%]
   American Express Credit, MTN
      7.300%, 08/20/13                                     370               415
   Bank of New York Mellon, MTN
      3.100%, 01/15/15                                     340               340
   Caterpillar Financial Services, MTN
      6.200%, 09/30/13                                     225               254
   Eksportfinans
      3.000%, 11/17/14                                     210               211
   General Electric Capital, MTN
      3.500%, 08/13/12                                     225               233
      3.000%, 12/09/11                                     270               279
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                      75                81
   HSBC Finance
      5.000%, 06/30/15                                      75                78
   John Deere Capital
      2.875%, 06/19/12                                     350               362
   UFJ Finance Aruba
      6.750%, 07/15/13                                     125               140
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                2,393
                                                                     ===========

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   FOOD, BEVERAGE & TOBACCO [2.5%]
   Bottling Group
      5.125%, 01/15/19                                 $   115       $       120
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                     175               207
   Coca-Cola
      5.350%, 11/15/17                                     270               297
   General Mills
      5.650%, 02/15/19                                     110               118
   Kellogg
      4.450%, 05/30/16                                     210               223
   Kraft Foods
      6.500%, 08/11/17                                     190               213
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,178
                                                                     ===========
   INSURANCE [1.6%]
   Berkshire Hathaway
      3.200%, 02/11/15                                     380               383
   Metropolitan Life Global Funding I (A)
      4.630%, 08/19/10                                      75                76
   Protective Life
      4.300%, 06/01/13                                     100               101
   Prudential Financial, MTN
      2.750%, 01/14/13                                     100               100
   Travelers (B)
      6.250%, 03/15/37                                     100                99
                                                                     -----------
   TOTAL INSURANCE                                                           759
                                                                     ===========
   INVESTMENT MANAGEMENT/ADVISORY SERVICES [0.6%]
   BlackRock
      3.500%, 12/10/14                                     275               278
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [4.0%]
   Citigroup
      6.500%, 01/18/11                                     235               244
   Credit Suisse USA
      5.250%, 03/02/11                                     325               338
   Goldman Sachs Group
      6.600%, 01/15/12                                     310               336
      5.150%, 01/15/14                                      75                80
      0.551%, 06/28/10 (B)                                 100               100
   Jefferies Group
      6.450%, 06/08/27                                     100                89
   Morgan Stanley
      5.300%, 03/01/13                                     415               442
      4.750%, 04/01/14                                      75                77
   TD Ameritrade Holding
      4.150%, 12/01/14                                     160               161
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   1,867
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   MACHINERY-CONSTRUCTION AND MINING [0.4%]
   Caterpillar
      7.900%, 12/15/18                                 $   150       $       184
                                                                     ===========
   MACHINERY-FARM [0.3%]
   Deere
      4.375%, 10/16/19                                     145               144
                                                                     ===========
   MANUFACTURING [1.4%]
   General Electric
      5.000%, 02/01/13                                     200               216
   Honeywell International
      3.875%, 02/15/14                                     100               105
   Tyco International Finance
      4.125%, 10/15/14                                     220               227
   Tyco International Group
      6.375%, 10/15/11                                      75                81
                                                                     -----------
   TOTAL MANUFACTURING                                                       629
                                                                     ===========
   MEDICAL PRODUCTS [0.2%]
   Zimmer Holdings
      4.625%, 11/30/19                                      90                89
                                                                     ===========
   METALS & MINING [0.5%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                     100               113
   Vale Overseas
      6.875%, 11/21/36                                     100               103
                                                                     -----------
   TOTAL METALS & MINING                                                     216
                                                                     ===========
   MULTI-MEDIA [1.5%]
   CBS
      6.625%, 05/15/11                                      60                63
   Time Warner
      9.125%, 01/15/13                                      50                58
      5.875%, 11/15/16                                     255               279
   Viacom
      6.250%, 04/30/16                                     125               138
   Walt Disney, MTN
      6.375%, 03/01/12                                     150               164
                                                                     -----------
   TOTAL MULTI-MEDIA                                                         702
                                                                     ===========
   NETWORKING PRODUCTS [0.5%]
   Cisco Systems
      5.500%, 01/15/40                                     100                96
      4.950%, 02/15/19                                     115               119
                                                                     -----------
   TOTAL NETWORKING PRODUCTS                                                 215
                                                                     ===========

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   OIL, GAS & CONSUMABLE FUELS [2.0%]
   Chevron
      3.450%, 03/03/12                                 $   210       $       219
   ConocoPhillips
      5.300%, 04/15/12                                     300               322
   Shell International Finance BV
      4.375%, 03/25/20                                     160               159
   Total Capital
      3.125%, 10/02/15                                     250               248
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                         948
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                      75                76
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                      50                52
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           128
                                                                     ===========
   RETAIL [1.2%]
   Home Depot
      5.250%, 12/16/13                                     310               336
   Lowe's
      5.000%, 10/15/15                                     200               219
                                                                     -----------
   TOTAL RETAIL                                                              555
                                                                     ===========
   RETAIL-DRUG STORE [0.2%]
   Walgreen
      5.250%, 01/15/19                                     100               106
                                                                     ===========
   RETAIL-RESTAURANTS [0.2%]
   McDonald's, MTN
      5.000%, 02/01/19                                      90                94
                                                                     ===========
   SECURITY BROKERS & DEALERS [0.2%]
   iStar Financial
      5.850%, 03/15/17                                     100                74
                                                                     ===========
   SHORT-TERM BUSINESS CREDIT [0.1%]
   CIT Group Funding of Delaware
      10.250%, 05/01/13                                      5                 5
      10.250%, 05/01/14                                      8                 8
      10.250%, 05/01/15                                      8                 8
      10.250%, 05/01/16                                     13                13
      10.250%, 05/01/17                                     18                18
                                                                     -----------
   TOTAL SHORT-TERM BUSINESS CREDIT                                           52
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   TELEPHONES & TELECOMMUNICATIONS [2.9%]
   AT&T
      5.600%, 05/15/18                                 $   270       $       288
   British Telecommunications
      9.875%, 06/15/10 (C)                                 100               126
      9.375%, 06/15/10 (C)                                  60                63
   Deutsche Telekom International
      Finance 8.250%, 06/15/30                              75                96
   Deutsche Telekom International
      Finance BV 6.000%, 07/08/19                           50                54
   France Telecom
      7.750%, 03/01/11                                      50                53
   GTE
      6.840%, 04/15/18                                     100               110
   New Cingular Wireless Services
      8.750%, 03/01/31                                      75                97
   Sprint Capital
      6.900%, 05/01/19                                      75                69
   Telecom Italia Capital
      7.200%, 07/18/36                                      75                76
   Telefonica Emisiones
      6.421%, 06/20/16                                      75                83
   Verizon Pennsylvania
      5.650%, 11/15/11                                     200               212
                                                                     -----------
       TOTAL TELEPHONES & TELECOMMUNICATIONS                               1,327
                                                                     ===========
   TRANSPORTATION SERVICES [0.7%]
   FedEx
      9.650%, 06/15/12                                     125               144
   United Parcel Service
      3.875%, 04/01/14                                     195               204
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                             348
                                                                     ===========
      TOTAL CORPORATE BONDS
        (Cost $19,041)                                                    19,814
                                                                     ===========
U.S. TREASURY OBLIGATIONS [17.1%]
   U.S. Treasury Bonds
      6.250%, 08/15/23                                   2,400             2,884
      5.250%, 11/15/28                                     700               762
   U.S. Treasury Notes
      4.750%, 05/15/14                                     230               254
      4.250%, 08/15/13                                     200               216
      4.250%, 11/15/17                                     460               487
      2.750%, 02/15/19                                     275               255
      2.625%, 04/30/16                                     425               416

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
      2.375%, 03/31/16                                 $ 1,875       $     1,814
      2.250%, 05/31/14                                     850               851
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $7,953)                                                  7,939
                                                                     ===========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.0%]
   FHLB, Pool 00-0582 H, Cl H
      4.750%, 10/25/10                                     152               157
   FHLMC, Pool 1B2677 (B)
      4.104%, 01/01/35                                      18                19
   FHLMC, Pool 1B2683 (B)
      3.142%, 01/01/35                                      11                12
   FHLMC, Pool 1B2692 (B)
      3.002%, 12/01/34                                      35                36
   FHLMC, Pool C20300
      6.500%, 01/01/29                                       9                 9
   FHLMC, Pool E01280
      5.000%, 12/01/17                                      30                32
   FHLMC, Pool G04222
      5.500%, 04/01/38                                     198               209
   FHLMC, Pool G08003
      6.000%, 07/01/34                                      94               102
   FHLMC, Pool G11431
      6.000%, 02/01/18                                      20                21
   FHLMC, Pool G11911
      5.000%, 02/01/21                                     224               239
   FHLMC, Pool G13767
      4.000%, 03/01/25                                     528               536
   FHLMC, Pool G18124
      6.000%, 06/01/21                                      65                71
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                     150               157
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                     105               112
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                      66                69
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                      91                97
   FHLMC REMIC, Ser 2544, Cl QB
      5.000%, 09/15/15                                       3                 3
   FHLMC REMIC, Ser 2804, Cl VC
      5.000%, 07/15/21                                     150               160
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                     132               142
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                      70                73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                 $   182       $       191
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                     113               121
   FNMA
      2.875%, 12/11/13                                     450               461
   FNMA, Pool 252570
      6.500%, 07/01/29                                      20                22
   FNMA, Pool 253183
      7.500%, 04/01/30                                       2                 2
   FNMA, Pool 253398
      8.000%, 08/01/30                                       7                 8
   FNMA, Pool 254510
      5.000%, 11/01/17                                      40                42
   FNMA, Pool 254545
      5.000%, 12/01/17                                      79                85
   FNMA, Pool 254685
      5.000%, 04/01/18                                      62                66
   FNMA, Pool 254949
      5.000%, 11/01/33                                      64                67
   FNMA, Pool 255814
      5.500%, 08/01/35                                     166               175
   FNMA, Pool 303168
      9.500%, 02/01/25                                       5                 6
   FNMA, Pool 725424
      5.500%, 04/01/34                                     131               139
   FNMA, Pool 735060
      6.000%, 11/01/34                                      73                79
   FNMA, Pool 735228
      5.500%, 02/01/35                                      68                72
   FNMA, Pool 735230
      5.500%, 02/01/35                                     160               169
   FNMA, Pool 735925
      5.000%, 10/01/35                                     186               192
   FNMA, Pool 745275
      5.000%, 02/01/36                                     810               838
   FNMA, Pool 745355
      5.000%, 03/01/36                                     528               546
   FNMA, Pool 745418
      5.500%, 04/01/36                                   1,009             1,067
   FNMA, Pool 827223 (B)
      4.777%, 04/01/35                                     129               133
   FNMA, Pool 844809
      5.000%, 11/01/35                                     601               622
   FNMA, Pool AD0454
      5.000%, 11/01/21                                     185               197
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                      21                22
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                     120               125
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                      62                64

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                 $    81       $        84
   GNMA, Pool 479168
      8.000%, 02/15/30                                       8                 9
   GNMA, Pool 780315
      9.500%, 12/15/17                                      10                11
                                                                     -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $7,630)                                                  7,871
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [7.8%]
   FHLB
      4.500%, 11/15/12                                     400               430
   FHLMC
      4.375%, 07/17/15                                     470               504
      2.500%, 01/07/14                                     800               809
   FNMA
      4.625%, 10/15/13                                     930             1,012
      4.625%, 10/15/14                                     265               288
      4.375%, 09/15/12                                     550               589
                                                                     -----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $3,544)                                                     3,632
                                                                     ===========
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS [5.3%]
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (B)
      5.719%, 06/11/40                                     300               247
   Citigroup, Ser 2005-CD1, Cl A4 (B)
      5.225%, 07/15/44                                     200               207
   Citigroup, Ser 2007-CD4, Cl A2B
      5.205%, 12/11/49                                     150               154
   Commercial Mortgage, Ser 2005-C5, Cl
      A5A (B)
      5.116%, 06/10/44                                     200               207
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                     185               192
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                     150               157
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (B)
      5.189%, 07/10/39                                     200               208
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                     225               231
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 09/25/34                                      76                75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.415%, 12/12/43                                 $   200       $       211
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C3, Cl A2
      4.553%, 07/15/30                                     192               192
   Morgan Stanley Dean Witter Capital I,
      Ser-2001-TOP1, Cl A4
      6.660%, 02/15/33                                     193               198
   Wachovia Bank Commercial Mortgage,
      Ser 2003-C3, Cl A2
      4.867%, 02/15/35                                     150               157
                                                                     -----------
         TOTAL COMMERCIAL MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $2,432)                                                  2,436
                                                                     ===========
ASSET-BACKED SECURITIES [4.5%]
   American Express Credit Account
      Master Trust, Ser 2005-5, Cl A (B)
      0.270%, 02/15/13                                     300               300
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 05/28/37                                     200               188
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (B)
      0.245%, 05/15/13                                     250               250
   Chase Issuance Trust, Ser 2007 A15,
      Cl A
      4.960%, 09/17/12                                     400               408
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (C)
      7.000%, 07/25/28                                       6                 6
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                       1                 1
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 1AF3 (B)
      6.050%, 09/25/46                                     199                74
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 1AF2
      5.884%, 01/25/37                                     198               184
   Countrywide Asset-Backed Certificates,
      Ser 2007-S1, Cl A6 (B)
      5.693%, 11/25/36                                     145                89
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (B)
      4.810%, 07/25/35                                     118               102
   Green Tree Financial, Ser 1997-7, Cl A6
      6.760%, 07/15/29                                      79                83

DESCRIPTION                                       FACE AMOUNT (000)  VALUE (000)
-----------                                       -----------------  -----------
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (B)
      4.316%, 11/25/34                                 $    46       $        44
   RAAC, Ser 2004-SP1, Cl AI4 (B)
      5.285%, 08/25/27                                     109                95
   Renaissance Home Equity, Ser 2007-1,
      Cl AF2
      5.512%, 04/25/37                                     200               102
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (B)
      5.572%, 06/25/32                                      52                38
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (B)
      3.620%, 07/25/33                                     133               100
                                                                     -----------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $2,415)                                                  2,064
                                                                     ===========
MORTGAGE-BACKED SECURITIES [3.1%]
   Banc of America Alternative Loan Trust,
      Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                      90                78
   Banc of America Alternative Loan Trust,
      Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                      54                52
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                      68                63
   Banc of America Alternative Loan Trust,
      Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                      86                77
   Banc of America Alternative Loan Trust,
      Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                     101                88
   Chase Mortgage Finance, Ser 2003-S13,
      Cl A11
      5.500%, 11/25/33                                      73                74
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                      67                64
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                      95                56
   JP Morgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (B)
      5.732%, 04/25/37                                     300               231
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                     200               134
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A2 (B)
      5.759%, 01/25/37                                      87                74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 10
schedule of investments

MARCH 31, 2010 (UNAUDITED)

FULL MATURITY FIXED INCOME FUND (CONCLUDED)

                                                  FACE AMOUNT (000)
DESCRIPTION                                            /SHARES       VALUE (000)
-----------                                       -----------------  -----------
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (B)
      5.500%, 01/25/37                              $      300       $       224
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                      30                29
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                      53                53
   Salomon Brothers Mortgage Securities
      VII, Ser 2000-C2, Cl A2
      7.455%, 07/18/33                                      18                18
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                     143               144
                                                                     -----------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $1,711)                                                  1,459
                                                                     ===========
FOREIGN BONDS [0.4%]
   National Bank of Hungary
      8.875%, 11/01/13                                      75                80
   United Mexican States, MTN
      5.125%, 01/15/20                                     100               101
                                                                     -----------
         TOTAL FOREIGN BONDS
            (Cost $177)                                                      181
                                                                     ===========
MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A,
      RB
      6.360%, 05/15/25                                       5                 5
                                                                     -----------
         TOTAL MUNICIPAL BOND
            (Cost $5)                                                          5
                                                                     ===========
CASH EQUIVALENT [2.7%]
   AIM STIT-Treasury
      Portfolio, 0.030% +                            1,262,921             1,263
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $1,263)                                                  1,263
                                                                     ===========
         TOTAL INVESTMENTS [100.7%]
            (Cost $46,171)                                           $    46,664
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $46,337,849.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $288(000), REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH, 31, 2010.

(C)  STEP BOND -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH, 31, 2010.

CL    -- CLASS
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
NA    -- NATIONAL ASSOCIATION
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's investments carried at fair value ($ Thousands):

Investments in Securities    Level 1   Level 2   Level 3    Total
--------------------------   -------   -------   -------   --------
Corporate Bonds               $   --   $19,814     $--     $19,814
U.S. Treasury Obligations         --     7,939      --       7,939
U.S. Government Mortgage-
   Backed Obligations             --     7,871      --       7,871
U.S. Government Agency
   Obligations                    --     3,632      --       3,632
Commercial Mortgage-Backed
   Obligations                    --     2,436      --       2,436
Asset-Backed Securities           --     2,064      --       2,064
Mortgage-Backed Securities        --     1,459      --       1,459
Foreign Bonds                     --       181      --         181
Municipal Bond                    --         5      --           5
Cash Equivalent                1,263        --      --       1,263
                              ------   -------     ---     -------
Total Investments in
   Securities                 $1,263   $45,401     $--     $46,664
                              ======   =======     ===     =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 11
schedule of investments

MARCH 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Information Technology       20.0%
Financials                   16.2%
Health Care                  13.5%
Energy                       10.7%
Consumer Staples             10.3%
Consumer Discretionary        9.2%
Industrials                   8.3%
Materials                     4.6%
Cash Equivalent               3.0%
Telecommunication Services    2.8%
Utilities                     1.4%

*    Percentages based on total investments.

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
COMMON STOCK [97.5%]
   AEROSPACE & DEFENSE [1.2%]
   L-3 Communications Holdings, Cl 3                           273   $        25
   Lockheed Martin                                           2,674           222
   Raytheon                                                  8,378           479
   United Technologies                                       1,480           109
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 835
                                                                     ===========
   APPAREL/TEXTILES [0.3%]
   Coach                                                     5,790           229
                                                                     ===========
   AUTOMOTIVE [1.1%]
   AutoZone *                                                  645           112
   Ford Motor *                                             16,432           206
   Harley-Davidson                                           8,790           247
   Johnson Controls                                            469            15
   Lear *                                                    2,810           223
                                                                     -----------
   TOTAL AUTOMOTIVE                                                          803
                                                                     ===========
   BANKS [4.2%]
   Bank of America                                           5,953           106
   Bank of New York Mellon                                   6,325           195
   Fifth Third Bancorp                                      40,209           547
   KeyCorp                                                  30,150           234
   M&T Bank                                                  2,700           214
   PNC Financial Services Group                              1,666           100
   US Bancorp                                               31,275           809
   Wells Fargo                                              23,447           730
                                                                     -----------
   TOTAL BANKS                                                             2,935
                                                                     ===========
   BEAUTY PRODUCTS [0.4%]
   Procter & Gamble                                          4,272           270
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
   Celgene *                                                   748   $        46
                                                                     ===========
   BIOTECHNOLOGY [1.4%]
   Alexion Pharmaceuticals *                                 3,220           175
   Amgen *                                                   1,679           100
   Biogen Idec *                                               438            25
   Cephalon *                                                  146            10
   Gilead Sciences *                                        11,770           535
   Millipore *                                                  91            10
   PDL BioPharma                                               836             5
   United Therapeutics *                                     2,800           155
                                                                     -----------
   TOTAL BIOTECHNOLOGY                                                     1,015
                                                                     ===========
   BROADCASTING & CABLE [3.3%]
   Cisco Systems *                                          49,640         1,292
   F5 Networks *                                             3,490           215
   Harris                                                    1,639            78
   Qualcomm                                                 18,192           764
                                                                     -----------
   TOTAL BROADCASTING & CABLE                                              2,349
                                                                     ===========
   BUSINESS SERVICES [1.3%]
   Computer Sciences *                                       2,461           134
   eBay *                                                    7,433           200
   Visa, Cl A                                                5,310           484
   Xerox                                                    10,992           107
                                                                     -----------
   TOTAL BUSINESS SERVICES                                                   925
                                                                     ===========
   CHEMICALS [1.2%]
   Dow Chemical                                              7,900           234
   International Flavors & Fragrances                        1,692            81
   Monsanto                                                  3,122           223
   Potash Corp of Saskatchewan                               2,600           310
                                                                     -----------
   TOTAL CHEMICALS                                                           848
                                                                     ===========
   COMMERCIAL BANKS [0.6%]
   BB&T                                                     13,200           428
                                                                     ===========
   COMMUNICATION & MEDIA [1.7%]
   Cablevision Systems, Cl A                                14,800           357
   Comcast, Cl A                                            14,728           277
   Time Warner                                               8,366           262
   Time Warner Cable, Cl A                                   2,601           139
   Viacom, Cl B *                                            4,956           170
                                                                     -----------
   TOTAL COMMUNICATION & MEDIA                                             1,205
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 12
schedule of investments

MARCH 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   COMPUTER SOFTWARE [2.8%]
   CA                                                          971   $        23
   Compuware *                                               8,516            71
   Microsoft                                                19,292           565
   Oracle                                                   19,389           498
   Symantec *                                               50,456           854
                                                                     -----------
   TOTAL COMPUTER SOFTWARE                                                 2,011
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [4.9%]
   Apple *                                                   6,030         1,417
   Dell *                                                   25,129           377
   Hewlett-Packard                                          11,972           636
   IBM                                                       6,627           850
   Lexmark International, Cl A *                             2,053            74
   SanDisk *                                                 1,130            39
   Western Digital *                                         2,123            83
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 3,476
                                                                     ===========
   COMPUTERS & PERIPHERALS [0.5%]
   EMC *                                                    21,125           381
                                                                     ===========
   CONSTRUCTION & ENGINEERING [0.4%]
   Aecom Technology *                                        8,975           255
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [1.3%]
   Clorox                                                    4,475           287
   Colgate-Palmolive                                         4,240           362
   Kimberly-Clark                                            2,120           133
   Mattel                                                    6,500           148
                                                                     -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                        930
                                                                     ===========
   CONTAINERS & PACKAGING [0.3%]
   Crown Holdings *                                          8,600           232
                                                                     ===========
   DISTRIBUTORS [0.2%]
   Genuine Parts                                             2,745           116
                                                                     ===========
   DIVERSIFIED CONSUMER SERVICES [0.2%]
   H&R Block                                                 6,576           117
                                                                     ===========
   DIVERSIFIED MANUFACTURING [2.3%]
   3M                                                        6,568           549
   General Electric                                         41,922           763
   Parker Hannifin                                           4,750           307
                                                                     -----------
   TOTAL DIVERSIFIED MANUFACTURING                                         1,619
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   DIVERSIFIED METALS & MINING [2.2%]
   Cliffs Natural Resources                                  5,200   $       369
   Freeport-McMoRan Copper & Gold, Cl B                      5,933           496
   Newmont Mining                                            3,632           185
   Rio Tinto, ADR                                            2,190           518
                                                                     -----------
   TOTAL DIVERSIFIED METALS & MINING                                       1,568
                                                                     ===========
   DRUGS [3.8%]
   Abbott Laboratories                                       6,337           334
   Allergan                                                  3,430           224
   Bristol-Myers Squibb                                      5,500           147
   Eli Lilly                                                 6,449           234
   Johnson & Johnson                                        11,437           746
   Merck                                                     5,318           199
   Mylan *                                                  17,900           406
   Pfizer                                                    8,720           149
   Santarus *                                                  996             5
   Teva Pharmaceutical Industries                            4,310           272
                                                                     -----------
   TOTAL DRUGS                                                             2,716
                                                                     ===========
   ELECTRICAL EQUIPMENT [0.5%]
   Baldor Electric                                          10,000           374
                                                                     ===========
   ELECTRICAL SERVICES [1.0%]
   ABB, ADR                                                 10,390           227
   Allegheny Energy                                          4,792           110
   Ameren                                                    4,332           113
   American Electric Power                                   1,475            51
   Exelon                                                    2,718           119
   FPL Group                                                 1,288            62
   Public Service Enterprise Group                           1,123            33
                                                                     -----------
   TOTAL ELECTRICAL SERVICES                                                 715
                                                                     ===========
   ELECTRONIC EQUIPMENT [0.1%]
   Jabil Circuit                                             4,983            81
                                                                     ===========
   ENERGY [0.1%]
   Edison International                                      1,789            61
   Sempra Energy                                               353            18
                                                                     -----------
   TOTAL ENERGY                                                               79
                                                                     ===========
   ENTERTAINMENT [1.5%]
   Carnival                                                  4,042           157
   Las Vegas Sands *                                        18,350           388
   Starwood Hotels & Resorts Worldwide                       5,950           278
   Wendy,s, Cl A                                            47,500           237
                                                                     -----------
   TOTAL ENTERTAINMENT                                                     1,060
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 13
schedule of investments

MARCH 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   FINANCIAL SERVICES [2.5%]
   American Express                                          6,165   $       255
   Charles Schwab                                           26,180           489
   Discover Financial Services                               5,056            75
   Hudson City Bancorp                                       7,779           110
   IntercontinentalExchange *                                4,950           555
   Nasdaq Stock Market *                                    13,200           279
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                1,763
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [4.3%]
   Coca-Cola                                                 7,402           407
   ConAgra Foods                                            16,751           420
   Del Monte Foods                                          17,600           257
   General Mills                                             5,929           420
   Kraft Foods, Cl A                                         4,932           149
   Molson Coors Brewing, Cl B                                2,668           112
   PepsiCo                                                  18,760         1,241
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,006
                                                                     ===========
   GAS/NATURAL GAS [0.5%]
   Nicor                                                     2,179            91
   Questar                                                   6,244           270
                                                                     -----------
   TOTAL GAS/NATURAL GAS                                                     361
                                                                     ===========
   HEALTH CARE TECHNOLOGY [0.4%]
   Cerner *                                                  3,310           282
                                                                     ===========
   HEALTHCARE PRODUCTS & SERVICES [3.4%]
   Cardinal Health                                           5,524           199
   Express Scripts, Cl A *                                   3,840           391
   Life Technologies *                                         294            15
   McKesson                                                 12,286           807
   Medtronic                                                 7,650           344
   Pharmaceutical Product Development                        7,900           188
   UnitedHealth Group                                        6,150           201
   Waters *                                                  4,302           291
                                                                     -----------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    2,436
                                                                     ===========
   HOUSEHOLD FURNITURE & FIXTURES [1.1%]
   Lennar, Cl A                                              4,083            70
   Pulte Homes *                                            37,560           423
   Whirlpool                                                 3,598           314
                                                                     -----------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                      807
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.1%]
   Constellation Energy Group                                2,265   $        80
                                                                     ===========
   INDUSTRIAL [0.4%]
   Manpower                                                  4,760           272
                                                                     ===========
   INSURANCE [2.7%]
   Berkshire Hathaway, Cl B *                                2,702           220
   Chubb                                                     5,500           285
   Cincinnati Financial                                      3,808           110
   HCC Insurance Holdings                                   14,800           409
   Marsh & McLennan                                          8,700           213
   Tenet Healthcare *                                        7,824            45
   Travelers                                                 3,642           196
   Unum Group                                               17,700           438
                                                                     -----------
   TOTAL INSURANCE                                                         1,916
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [5.6%]
   BlackRock, Cl A                                           2,060           448
   Federated Investors, Cl B                                 1,735            46
   Fortress Investment Group, Cl A *                        30,590           122
   Goldman Sachs Group                                       5,525           943
   JPMorgan Chase                                           34,004         1,522
   Morgan Stanley                                           10,125           296
   Northern Trust                                            2,510           139
   T Rowe Price Group                                        8,140           447
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   3,963
                                                                     ===========
   MACHINERY [1.4%]
   AGCO *                                                    8,200           294
   Caterpillar                                               5,910           371
   Cummins                                                   4,680           290
                                                                     -----------
   TOTAL MACHINERY                                                           955
                                                                     ===========
   MANUFACTURING [0.7%]
   Tyco International                                       12,450           476
                                                                     ===========
   MEDICAL PRODUCTS & SERVICES [4.3%]
   Becton Dickinson                                          2,907           229
   CareFusion *                                             17,728           469
   Covidien                                                  5,750           289
   Genzyme-General Division *                                  433            22
   Hospira *                                                 2,020           114
   Intuitive Surgical *                                      1,110           386
   Laboratory Corp of America Holdings *                     3,200           242
   Patterson                                                 9,100           283

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 14
schedule of investments

MARCH 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   Quest Diagnostics                                         7,500   $       437
   Stryker                                                   5,275           302
   WellPoint *                                               3,385           218
                                                                     -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,991
                                                                     ===========
   METALS & MINING [0.4%]
   Barrick Gold                                              7,475           287
                                                                     ===========
   OFFICE FURNITURE & FIXTURES [0.4%]
   Salesforce.com *                                          3,910           291
                                                                     ===========
   PAPER & RELATED PRODUCTS [0.5%]
   Sealed Air                                               15,234           321
                                                                     ===========
   PERSONAL PRODUCTS [0.5%]
   Avon Products                                             9,510           322
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [10.8%]
   Alpha Natural Resources *                                 6,070           303
   Anadarko Petroleum                                        6,075           442
   Cameron International *                                  11,440           490
   Chesapeake Energy                                         8,400           199
   ChevronTexaco                                             6,875           521
   ConocoPhillips                                            2,800           143
   Devon Energy                                                157            10
   Diamond Offshore Drilling                                   378            34
   Enbridge                                                  4,940           236
   Exterran Holdings *                                      14,700           355
   Exxon Mobil                                               5,108           342
   Marathon Oil                                              5,756           182
   Murphy Oil                                                1,564            88
   National Oilwell Varco                                      143             6
   Newfield Exploration *                                    5,900           307
   Occidental Petroleum                                      7,600           643
   Rowan *                                                   3,722           108
   Royal Dutch Shell, Cl B                                   5,275           292
   Schlumberger                                              7,680           487
   Southwestern Energy *                                    15,050           613
   Spectra Energy                                            9,700           219
   Unit *                                                    9,400           397
   Valero Energy                                             7,200           142
   Weatherford International *                              21,250           337
   Williams                                                 20,081           464
   XTO Energy                                                4,801           227
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         7,587
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   PRINTING & PUBLISHING [0.3%]
   Gannett                                                   4,474   $        74
   Pitney Bowes                                              4,931           120
                                                                     -----------
   TOTAL PRINTING & PUBLISHING                                               194
                                                                     ===========
   RAILROADS [0.1%]
   CSX                                                       1,147            58
                                                                     ===========
   REAL ESTATE INVESTMENT TRUST [0.0%]
   Apartment Investment & Management, Cl A                   1,380            25
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.7%]
   Brookfield Asset Management, Cl A                        18,500           470
                                                                     ===========
   RETAIL [6.5%]
   Advance Auto Parts                                        3,950           166
   Big Lots *                                                2,362            86
   CVS                                                      20,426           747
   Gap                                                       5,669           131
   Guess ?                                                   4,920           231
   Home Depot                                                1,176            38
   Kohl's *                                                  5,275           289
   Lowe's                                                   12,420           301
   McDonald,s                                                  113             8
   Sherwin Williams                                          1,023            69
   Staples                                                  11,875           278
   Supervalu                                                15,227           254
   SYSCO                                                     1,912            56
   Target                                                    4,312           227
   TJX                                                       3,783           161
   Walgreen                                                 10,900           404
   Wal-Mart Stores                                          11,583           644
   Whole Foods Market *                                     13,370           483
                                                                     -----------
   TOTAL RETAIL                                                            4,573
                                                                     ===========
   SEMI-CONDUCTORS [4.1%]
   Advanced Micro Devices *                                  5,459            51
   Applied Materials                                        42,110           568
   ASML Holding, Cl G GDR                                   14,920           528
   Broadcom, Cl A                                           11,910           395
   Cree *                                                    2,700           189
   Intel                                                    17,107           381
   Lam Research *                                           11,340           423
   Micron Technology *                                      27,829           289
   National Semiconductor                                    5,060            73
                                                                     -----------
   TOTAL SEMI-CONDUCTORS                                                   2,897
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 15
schedule of investments

MARCH 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   TELECOMMUNICATIONS EQUIPMENT [0.4%]
   Nokia, ADR                                               18,000   $       280
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [3.2%]
   America Movil, ADR                                        7,440           375
   AT&T                                                     26,014           672
   Corning                                                  11,877           240
   Millicom International Cellular                           3,780           337
   Verizon Communications                                   19,828           615
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   2,239
                                                                     ===========
   TRANSPORTATION SERVICES [0.7%]
   FedEx                                                     3,700           345
   Union Pacific                                             2,179           160
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                             505
                                                                     ===========
   WASTE MANAGEMENT SERVICES [0.3%]
   Waste Management                                          5,612           193
                                                                     ===========
   WEB PORTALS/ISP [1.8%]
   Google, Cl A *                                            2,242         1,271
                                                                     ===========
   WHOLESALE [0.5%]
   Mead Johnson Nutrition, Cl A                              5,210           271
   Tyson Foods, Cl A                                         4,364            84
                                                                     -----------
   TOTAL WHOLESALE                                                           355
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $61,821)                                                   68,794
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
CASH EQUIVALENT [3.1%]
   AIM STIT-Treasury Portfolio, 0.030%+                  2,145,839   $     2,146
                                                                     -----------
      TOTAL CASH EQUIVALENT
         (Cost $2,146)                                                     2,146
                                                                     ===========
      TOTAL INVESTMENTS [100.6%]
         (Cost $63,967)                                              $    70,940
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $70,549,239.

*    NON-INCOME PRODUCING SECURITY.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
ISP -- INTERNET SERVICE PROVIDER

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's investments carried at fair value ($ Thousands):

Investments in Securities         Level 1   Level 2   Level 3    Total
-------------------------         -------   -------   -------   -------
Common Stock                      $68,794     $--       $--     $68,794
Cash Equivalent                     2,146      --        --       2,146
                                  -------     ---       ---     -------
Total Investments in Securities   $70,940     $--       $--     $70,940
                                  =======     ===       ===     =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments

MARCH 31, 2010 (UNAUDITED)

SOCIALLY RESPONSIBLE EQUITY FUND

SECTOR WEIGHTINGS*:

                                   (BAR CHART)

Financials               20.0%
Health Care              19.0%
Energy                   17.4%
Information Technology   14.3%
Consumer Discretionary    7.7%
Consumer Staples          6.4%
Industrials               6.3%
Cash Equivalent           4.6%
Materials                 4.3%

*    Percentages based on total investments.

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
COMMON STOCK [95.3%]
   ADVERTISING [2.7%]
   CBS, Cl B                                               117,000   $     1,631
                                                                     ===========
   BANKS [9.1%]
   BOK Financial                                            10,000           524
   Cullen                                                   11,500           642
   M&T Bank                                                 17,000         1,350
   Toronto-Dominion Bank                                     9,000           671
   UMB Financial                                            13,500           548
   US Bancorp                                               68,000         1,760
                                                                     -----------
   TOTAL BANKS                                                             5,495
                                                                     ===========
   BUSINESS SERVICES [2.0%]
   Automatic Data Processing                                27,000         1,201
                                                                     ===========
   CHEMICALS [2.2%]
   EI du Pont de Nemours                                    35,000         1,303
                                                                     ===========
   COMMUNICATION & MEDIA [2.0%]
   Thomson Reuters                                          34,000         1,234
                                                                     ===========
   COMPUTER SOFTWARE [5.6%]
   Microsoft                                                60,000         1,756
   Symantec *                                               95,000         1,608
                                                                     -----------
   TOTAL COMPUTER SOFTWARE                                                 3,364
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [2.4%]
   Dell *                                                   95,000         1,426
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [3.8%]
   Clorox                                                   18,000         1,154
   Kimberly-Clark                                           18,000         1,132
                                                                     -----------

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                $     2,286
                                                                     ===========
   DISTRIBUTORS [1.7%]
   Genuine Parts                                            25,000         1,056
                                                                     ===========
   DRUGS [2.7%]
   Bristol-Myers Squibb                                     61,000         1,629
                                                                     ===========
   ELECTRICAL EQUIPMENT [3.3%]
   Emerson Electric                                         40,000         2,013
                                                                     ===========
   FINANCIAL SERVICES [3.8%]
   IntercontinentalExchange *                                7,000           785
   Nasdaq Stock Market *                                    45,000           951
   NYSE Euronext                                            18,000           533
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                2,269
                                                                     ===========
   HEALTHCARE PRODUCTS & SERVICES [7.6%]
   Cardinal Health                                          47,000         1,693
   McKesson                                                 27,500         1,807
   Pharmaceutical Product Development                       45,000         1,069
                                                                     -----------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    4,569
                                                                     ===========
   HOUSEHOLD FURNITURE & FIXTURES [1.1%]
   Whirlpool                                                 8,000           698
                                                                     ===========
   INSURANCE [3.8%]
   Berkshire Hathaway, Cl B *                               15,000         1,219
   Chubb                                                    20,000         1,037
                                                                     -----------
   TOTAL INSURANCE                                                         2,256
                                                                     ===========
   MANUFACTURING [2.9%]
   Tyco International                                       45,875         1,755
                                                                     ===========
   MEDICAL PRODUCTS & SERVICES [8.7%]
   CareFusion *                                             24,500           648
   Laboratory Corp of America Holdings *                    14,000         1,060
   Patterson                                                60,000         1,863
   Quest Diagnostics                                        29,000         1,690
                                                                     -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       5,261
                                                                     ===========
   PAPER & RELATED PRODUCTS [2.2%]
   Packaging Corp of America                                53,500         1,317
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments

MARCH 31, 2010 (UNAUDITED)

SOCIALLY RESPONSIBLE EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
   PETROLEUM & FUEL PRODUCTS [17.4%]
   ConocoPhillips                                           32,000   $     1,638
   EnCana                                                   32,000           993
   Exterran Holdings *                                      72,500         1,752
   Patterson-UTI Energy                                    112,000         1,565
   Southwestern Energy *                                    26,000         1,059
   Spectra Energy                                           80,000         1,802
   Unit *                                                   40,000         1,691
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        10,500
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [3.4%]
   Brookfield Asset Management, Cl A                        80,000         2,033
                                                                     ===========
   RETAIL [2.6%]
   Walgreen                                                 43,000         1,595
                                                                     ===========
   SEMI-CONDUCTORS [2.2%]
   Intel                                                    59,000         1,313
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [2.1%]
   Research In Motion *                                     17,500         1,294
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $53,712)                                                   57,498
                                                                     ===========

DESCRIPTION                                                SHARES    VALUE (000)
-----------                                              ---------   -----------
CASH EQUIVALENT [4.6%]
   AIM STIT-Government Tax
      Advantage Portfolio
         Institutional Class,
         0.020% +                                        2,779,812   $     2,780
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $2,780)                                                  2,780
                                                                     ===========
         TOTAL INVESTMENTS [99.9%]
            (Cost $56,492)                                           $    60,278
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $60,362,486.

*    NON-INCOME PRODUCING SECURITY.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

CL -- CLASS

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's investments carried at fair value ($ Thousands):

Investments in Securities   Level 1   Level 2   Level 3    Total
-------------------------   -------   -------   -------   -------
Common Stock                $57,498     $--       $--     $57,498
Cash Equivalent               2,780      --        --       2,780
                            -------     ---       ---     -------
Total Investments in
   Securities               $60,278     $--       $--     $60,278
                            =======     ===       ===     =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
statements of assets and liabilities (000)

MARCH 31, 2010 (UNAUDITED)

                                                   Limited         Full                       Socially
                                                  Maturity       Maturity     Diversified   Responsible
                                                Fixed Income   Fixed Income      Equity       Equity
                                                    Fund           Fund           Fund          Fund
                                                ------------   ------------   -----------   -----------
ASSETS:
   Cost of securities                            $    62,474    $    46,171   $    63,967   $    56,492
                                                 -----------    -----------   -----------   -----------
   Investments in securities at value            $    63,037    $    46,664   $    70,940   $    60,278
   Cash                                                   --             --            --             5
   Dividend and interest receivable                      504            399            51            96
   Receivable for capital shares sold                    460             34            18            62
   Receivable for investment securities sold              --            321         1,927            --
   Prepaid expenses                                        1              2             3             2
                                                 -----------    -----------   -----------   -----------
      Total Assets                                    64,002         47,420        72,939        60,443
                                                 -----------    -----------   -----------   -----------
LIABILITIES:
   Investment advisor fees payable                        30             19            41            38
   Distribution fees payable                               3              1             1             1
   Administrative fees payable                             3              2             3             3
   Payable for capital shares redeemed                     4              1             9            14
   Income distribution payable                            17             22            --            --
   Payable for investment securities
      purchased                                        1,929          1,016         2,299            --
   Other accrued expenses                                 20             21            37            25
                                                 -----------    -----------   -----------   -----------
      Total Liabilities                                2,006          1,082         2,390            81
                                                 -----------    -----------   -----------   -----------
   NET ASSETS                                    $    61,996    $    46,338   $    70,549   $    60,362
                                                 -----------    -----------   -----------   -----------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization --
         $0.01 par value)                        $    64,299    $    45,598   $    87,776   $    67,185
   Undistributed (distributions in excess of)
      net investment income                              (33)            (7)            4            18
   Accumulated net realized gain (loss)
      on investments                                  (2,833)           254       (24,204)      (10,627)
   Net unrealized appreciation
      on investments                                     563            493         6,973         3,786
                                                 -----------    -----------   -----------   -----------
   NET ASSETS                                    $    61,996    $    46,338   $    70,549   $    60,362
                                                 -----------    -----------   -----------   -----------
Institutional Class Shares ($ Dollars):
   Net Assets                                    $55,135,090    $44,397,423   $63,633,695   $58,606,847
   Total shares outstanding at end of period       4,981,415      4,238,197     5,117,962     6,541,601
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)          $     11.07    $     10.48   $     12.43   $      8.96
Class N Shares ($ Dollars):
   Net Assets                                    $ 6,861,310    $ 1,940,426   $ 6,915,544   $ 1,755,639
   Total shares outstanding at end of period         619,558        185,336       554,738       196,254
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)          $     11.07    $     10.47   $     12.47   $      8.95

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
statements of operations (000)

FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

                                                                         Limited Maturity Fixed    Full Maturity Fixed
                                                                               Income Fund             Income Fund
                                                                         ----------------------    -------------------
INVESTMENT INCOME:
   Interest                                                                       $ 598                   $  912
   Dividends                                                                         --                       --
   Foreign taxes withheld                                                            --                       --
                                                                                  -----                   ------
      Total Investment Income                                                       598                      912
                                                                                  -----                   ------
EXPENSES:
   Investment Advisory Fees                                                         112                      104
   Administration Fees                                                               11                       10
   Trustees' Fees and Expenses                                                        1                        1
   Shareholder Servicing Fees -- Class N Shares                                       5                        2
   Distribution Expense -- Class N Shares                                             5                        2
   Transfer Agent Fees and Expenses                                                  18                       19
   Reports to Shareholders                                                            6                        6
   Custodian Fees and Expenses                                                        4                        4
   Professional Fees                                                                  2                        2
   Registration Fees                                                                 --                        1
   Insurance and Other Expenses                                                       3                        2
                                                                                  -----                   ------
      Total Expenses                                                                167                      153
                                                                                  -----                   ------
      Recovery of Investment Advisory Fees
         Previously Waived(1)                                                        12                       --
   Less Waiver of:
      Shareholder Servicing Fees -- Class N Shares                                   (5)                      (2)
      Distribution Expenses -- Class N Shares                                        --                       --
      Advisory Fees                                                                  --                       --
      Transfer Agent Fees                                                            (2)                      (2)
                                                                                  -----                   ------
   Net Expenses                                                                     172                      149
                                                                                  -----                   ------
NET INVESTMENT INCOME                                                               426                      763
                                                                                  -----                   ------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                          155                      267
   Change in Net Unrealized Appreciation (Depreciation) on Investments             (230)                     (22)
                                                                                  -----                   ------
      Net Realized and Unrealized
         Gain (Loss) on Investments                                                 (75)                     245
                                                                                  -----                   ------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                $ 351                   $1,008
                                                                                  =====                   ======

(1)  SEE NOTE 3 FOR ADVISORY FEES RECOVERED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20

                          Socially Responsible
Diversified Equity Fund        Equity Fund
-----------------------   --------------------

         $   --                  $    --
            443                      553
             (3)                      (8)
         ------                  -------
            440                      545
         ------                  -------

            223                      211
             15                       14
              1                        1
              8                        2
              8                        2
             28                       25
              8                        8
              6                        5
              3                        3
              1                        1
              4                        3
         ------                  -------
            305                      275
         ------                  -------

             --                       --

             (3)                      (2)
             (5)                      --
             --                       --
            (3)                      (3)
         ------                  -------
            294                      270
         ------                  -------
            146                      275
         ------                  -------

          1,873                   (1,846)
          4,473                    6,881
         ------                  -------

          6,346                    5,035
         ------                  -------

         $6,492                  $ 5,310
         ======                  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21
statements of changes in net assets (000)

FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2009


                                                              Limited Maturity       Full Maturity
                                                              Fixed Income Fund    Fixed Income Fund
                                                             ------------------   ------------------
                                                               2010      2009       2010       2009
                                                             -------   --------   -------    -------
OPERATIONS:
   Net Investment Income                                     $   426   $  1,021   $   763    $ 1,661
   Net Realized Gain (Loss) on Investments Sold                  155       (559)      267        725
   Change in Net Unrealized Appreciation
      (Depreciation) on Investments                             (230)     2,569       (22)     1,503
                                                             -------   --------   -------    -------
      Net Increase (Decrease) in Net Assets
         Resulting from Investment Operations                    351      3,031     1,008      3,889
                                                             -------   --------   -------    -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   INSTITUTIONAL CLASS                                          (422)    (1,022)     (739)    (1,627)
   CLASS N                                                       (36)       (23)      (30)       (30)
   Distributions to Shareholders from Net Realized Gains:
   INSTITUTIONAL CLASS                                            --         --      (194)        --
   CLASS N                                                        --         --        (9)        --
   Return of Capital:
   INSTITUTIONAL CLASS                                            --         --        --         --
   CLASS N                                                        --         --        --         --
                                                             -------   --------   -------    -------
      Total Dividends and Distributions to Shareholders         (458)    (1,045)     (972)    (1,657)
                                                             -------   --------   -------    -------
FUND SHARE TRANSACTIONS:
   FUND SHARE TRANSACTIONS: INSTITUTIONAL CLASS
   Net Proceeds from Shares Sold                              23,630      2,957     4,362(1)     713
   Reinvestment of Dividends                                     305        690       762      1,272
   Cost of Shares Redeemed                                    (5,965)   (61,014)     (257)    (7,255)
                                                             -------   --------   -------    -------
      Total Fund Share Transactions Institutional Class       17,970    (57,367)    4,867     (5,270)
                                                             -------   --------   -------    -------
   FUND SHARE TRANSACTIONS: CLASS N
   Net Proceeds from Shares Sold                               5,744      1,117     1,454        594
   Reinvestment of Dividends                                      35         23        39         23
   Cost of Shares Redeemed                                      (372)      (146)     (639)      (264)
                                                             -------   --------   -------    -------
      Total Fund Share Transactions Class N                    5,407        994       854        353
                                                             -------   --------   -------    -------
Net Increase (Decrease) in Net Assets from
   Capital Share Contributions                                23,377    (56,373)    5,721     (4,917)
                                                             -------   --------   -------    -------
      Total Increase (Decrease) in Net Assets                 23,270    (54,387)    5,757     (2,685)
                                                             -------   --------   -------    -------
NET ASSETS:
   Beginning of period                                        38,726     93,113    40,581     43,266
                                                             -------   --------   -------    -------
   End of period*                                            $61,996   $ 38,726   $46,338    $40,581
                                                             =======   ========   =======    =======
   *  Including Undistributed (Distributions in excess of)
      Net Investment Income                                  $   (33)  $     (1)  $    (7)   $    (1)
                                                             =======   ========   =======    =======

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 9).

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22

                           Socially
    Diversified          Responsible
    Equity Fund          Equity Fund
-------------------   -----------------
  2010       2009       2010      2009
-------    --------   -------   -------

$   146    $    743   $   275   $   742
  1,873     (17,983)   (1,846)   (7,553)

  4,473      11,578     6,881     1,221
-------    --------   -------   -------

  6,492      (5,662)    5,310    (5,590)
-------    --------   -------   -------


   (134)       (718)     (255)     (782)
     (8)        (46)       (5)      (14)

     --          --        --        --
     --          --        --        --

     --          (5)       --        --
     --          --        --        --
-------    --------   -------   -------
   (142)       (769)     (260)     (796)
-------    --------   -------   -------


  7,773(1)    8,974     5,634    10,490
    115         649       255       782
   (355)    (28,487)   (4,610)   (5,813)
-------    --------   -------   -------
  7,533     (18,864)    1,279     5,459
-------    --------   -------   -------

  1,304         284       649       679
      8          45         5        14
   (631)     (1,148)     (128)     (400)
-------    --------   -------   -------
    681        (819)      526       293
-------    --------   -------   -------

  8,214     (19,683)    1,805     5,752
-------    --------   -------   -------
 14,564     (26,114)    6,855      (634)
-------    --------   -------   -------

 55,985      82,099    53,507    54,141
-------    --------   -------   -------
$70,549    $ 55,985   $60,362   $53,507
=======    ========   =======   =======

$     4    $     --   $    18   $     3
=======    ========   =======   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEARS ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)

                                      NET
                                    REALIZED
           NET                        AND                                     NET
          ASSET                    UNREALIZED     DIVIDENDS  DISTRIBUTIONS   ASSET
          VALUE        NET           GAINS        FROM NET        FROM       VALUE
        BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT     REALIZED    END OF
        OF PERIOD  INCOME(1)(3)  INVESTMENTS(1)    INCOME        GAINS      PERIOD
        ---------  ------------  --------------  ----------  -------------  ------
LIMITED MATURITY FIXED INCOME FUND
Institutional Class (commenced operations on December 22, 1988)
2010++    $11.06       $0.10         $ 0.02       $(0.11)        $   --     $11.07
2009       10.49        0.30           0.57        (0.30)            --      11.06
2008       10.59        0.37          (0.10)       (0.37)            --      10.49
2007       10.56        0.45           0.03        (0.45)            --      10.59
2006#      10.57        0.34           0.02        (0.37)            --      10.56
For the period July 1, through September 30,
2005+      10.61        0.06          (0.04)       (0.06)            --      10.57
For the year ended June 30,
2005       10.68        0.22          (0.06)       (0.22)(4)      (0.01)     10.61
Class N (commenced operations on October 22, 2004)
2010++    $11.07       $0.11         $(0.01)      $(0.10)        $   --     $11.07
2009       10.51        0.27           0.57        (0.28)            --      11.07
2008       10.61        0.35          (0.10)       (0.35)            --      10.51
2007       10.57        0.42           0.04        (0.42)            --      10.61
2006#      10.58        0.30           0.03        (0.34)            --      10.57
For the period July 1, through September 30,
2005+      10.62        0.05          (0.04)       (0.05)            --      10.58
For the period October 22, 2004 through June 30,
2005       10.77        0.14          (0.13)       (0.15)(4)      (0.01)     10.62
FULL MATURITY FIXED INCOME FUND
Institutional Class (commenced operations on October 20, 1988)
2010++    $10.46       $0.19         $ 0.07       $(0.19)        $(0.05)    $10.48
2009        9.90        0.40           0.56        (0.40)            --      10.46
2008       10.16        0.44          (0.26)       (0.44)            --       9.90
2007       10.16        0.45             --        (0.45)            --      10.16
2006##     10.35        0.43          (0.13)       (0.43)         (0.06)     10.16
For the period July 1, through September 30,
2005+      10.50        0.09          (0.15)       (0.09)            --      10.35
For the year ended June 30,
2005       10.39        0.38           0.20        (0.38)         (0.09)     10.50
Class N (commenced operations on May 11, 2004)
2010++    $10.46       $0.19         $ 0.05       $(0.18)        $(0.05)    $10.47
2009        9.89        0.39           0.56        (0.38)            --      10.46
2008       10.16        0.42          (0.27)       (0.42)            --       9.89
2007       10.16        0.42             --        (0.42)            --      10.16
2006##     10.36        0.40          (0.13)       (0.41)         (0.06)     10.16
For the period July 1, through September 30,
2005+      10.50        0.08          (0.14)       (0.08)            --      10.36
For the year ended June 30,
2005       10.39        0.34           0.22        (0.36)         (0.09)     10.50

                              RATIO       RATIO
                             OF NET      OF NET
                            OPERATING   OPERATING
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE    RATIO
                           NET ASSETS  NET ASSETS    OF NET
                    NET      BEFORE       AFTER    INVESTMENT
                  ASSETS     WAIVERS     WAIVERS     INCOME
                  END OF        &           &      TO AVERAGE  PORTFOLIO
          TOTAL   PERIOD    RECOVERED   RECOVERED      NET      TURNOVER
         RETURN    (000)     FEES(2)    FEES(2)*    ASSETS(2)    RATE(3)
        -------  --------  ----------  ----------  ----------  ---------
LIMITED MATURITY FIXED INCOME FUND
Institutional Class (commenced operations on December 22, 1988)
2010++   1.09%   $ 55,135     0.71%       0.75%       1.93%        50%
2009     8.44      37,255     0.76        0.75        2.66         98
2008     2.54      92,681     0.67        0.76        3.44         79
2007     4.63      44,365     0.77        0.76        4.25         76
2006#    3.49      45,340     0.94        0.75        3.24         86
For the period July 1, through September 30,
2005+    0.20(5)  112,381     0.88(6)     0.86(6)     2.20(6)       4
For the year ended June 30,
2005     1.53     128,501     0.79        0.78        2.01        109
Class N (commenced operations on October 22, 2004)
2010++   0.89%   $  6,861     1.20%       0.99%       1.66%        50%
2009     8.07       1,471     1.24        1.00        2.29         98
2008     2.29         432     0.92        1.00        3.24         79
2007     4.47         310     1.02        1.00        3.99         76
2006#    3.17         358     1.18        1.00        2.88         86
For the period July 1, through September 30,
2005+    0.13(5)      822     1.11(6)     1.10(6)     1.95(6)       4
For the period October 22, 2004 through June 30,
2005     0.12(5)    1,070     1.07(6)     1.03(6)     1.75(6)     109
FULL MATURITY FIXED INCOME FUND
Institutional Class (commenced operations on October 20, 1988)
2010++   2.53%   $ 44,397     0.72%       0.71%       3.68%        23%
2009     9.95      39,495     0.75        0.75        3.97         56
2008     1.76      42,579     0.64        0.64        4.32         34
2007     4.48      42,096     0.73        0.79        4.48         55
2006##   3.03      30,398     0.87        0.80        4.20         91
For the period July 1, through September 30,
2005+   (0.57)(5)  31,764     0.83(6)     1.00(6)     3.37(6)      17
For the year ended June 30,
2005     5.72      31,960     0.95        1.00        3.58        144
Class N (commenced operations on May 11, 2004)
2010++   2.31%   $  1,940     1.21%       0.95%       3.41%        23%
2009     9.79       1,086     1.26        1.00        3.70         56
2008     1.42         687     0.89        0.89        4.02         34
2007     4.23         235     0.99        1.04        4.23         55
2006##   2.67         145     1.12        1.05        3.95         91
For the period July 1, through September 30,
2005+   (0.54)(5)     134     1.08(6)     1.25(6)     3.12(6)      17
For the year ended June 30,
2005     5.46         134     1.20        1.25        3.33        144

+    THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

++   FOR THE SIX MONTHS ENDED MARCH 31, 2010.

# ON OCTOBER 3, 2005, THE LIMITED MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE LIMITED MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

## ON OCTOBER 3, 2005, THE FULL MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE FULL MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

* RATIO INCLUDES WAIVERS, PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED AND RECAPTURED TRANSFER AGENT FEES. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)  RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(4) INCLUDES A TAX RETURN OF CAPITAL WHICH IS LESS THAN $0.01 PER SHARE, FOR THE FUND FOR THE YEAR ENDED JUNE 30, 2005.

(5)  NOT ANNUALIZED.

(6)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24





                                    NET
                                  REALIZED
           NET                      AND                                     NET
          ASSET                  UNREALIZED     DIVIDENDS  DISTRIBUTIONS   ASSET
          VALUE        NET         GAINS        FROM NET        FROM       VALUE
        BEGINNING  INVESTMENT   (LOSSES) ON    INVESTMENT     REALIZED    END OF
        OF PERIOD   INCOME(3)  INVESTMENTS(3)    INCOME        GAINS      PERIOD
        ---------  ----------  --------------  ----------  -------------  ------
DIVERSIFIED EQUITY FUND
Institutional Class (commenced operations on October 20, 1988)
2010++    $11.19      $0.03        $ 1.24        $(0.03)       $   --     $12.43
2009       12.19       0.11         (1.00)        (0.11)**         --      11.19
2008       18.48       0.14         (3.84)        (0.14)        (2.45)     12.19
2007       18.17       0.18          1.89         (0.18)        (1.58)     18.48
2006#      17.42       0.15          1.55         (0.15)        (0.80)     18.17
For the period July 1, through September 30,
2005+      16.79       0.02          0.63         (0.02)           --      17.42
For the year ended June 30,
2005       15.39       0.13          1.40         (0.13)           --      16.79
Class N (commenced operations on December 30, 2002)
2010++    $11.22      $0.01        $ 1.25        $(0.01)       $   --     $12.47
2009       12.22       0.09         (1.00)        (0.09)           --      11.22
2008       18.52       0.11         (3.85)        (0.11)        (2.45)     12.22
2007       18.21       0.13(7)       1.89         (0.13)        (1.58)     18.52
2006#      17.46       0.11          1.55         (0.11)        (0.80)     18.21
For the period July 1, through September 30,
2005+      16.83       0.01          0.63         (0.01)           --      17.46
For the year ended June 30,
2005       15.43       0.09          1.40         (0.09)           --      16.83
SOCIALLY RESPONSIBLE EQUITY FUND
Institutional Class (commenced operations on January 3, 2005)
2010++    $ 8.20      $0.04        $ 0.76        $(0.04)       $   --     $ 8.96
2009        9.51       0.12         (1.30)        (0.13)           --       8.20
2008       12.12       0.16         (2.04)        (0.15)        (0.58)      9.51
2007       10.91       0.14          1.36         (0.14)        (0.15)     12.12
2006##     10.28       0.12          0.67         (0.11)        (0.05)     10.91
For the period July 1, through September 30,
2005+       9.70       0.02          0.58         (0.02)           --      10.28
For the period January 3, through June 30,
2005       10.00       0.05         (0.30)        (0.05)           --       9.70
Class N (commenced operations on August 12, 2005)
2010++    $ 8.19      $0.03        $ 0.76        $(0.03)       $   --     $ 8.95
2009        9.50       0.11         (1.31)        (0.11)           --       8.19
2008       12.11       0.14         (2.05)        (0.12)        (0.58)      9.50
2007       10.90       0.12          1.36         (0.11)        (0.16)     12.11
2006##     10.28       0.09          0.67         (0.09)        (0.05)     10.90
For the period August 12, through September 30,
2005       10.17       0.01          0.12         (0.02)           --      10.28

                                RATIO       RATIO
                               OF NET      OF NET
                              OPERATING   OPERATING
                              EXPENSES    EXPENSES
                             TO AVERAGE  TO AVERAGE     RATIO
                             NET ASSETS  NET ASSETS     OF NET
                      NET      BEFORE       AFTER     INVESTMENT
                    ASSETS     WAIVERS     WAIVERS      INCOME
                    END OF       AND         AND      TO AVERAGE  PORTFOLIO
          TOTAL     PERIOD    RECOVERED   RECOVERED   NET ASSETS   TURNOVER
          RETURN     (000)   FEES(2)(3)  FEES(2)(3)*    (2)(3)     RATE(4)
        ---------  --------  ----------  -----------  ----------  ---------
DIVERSIFIED EQUITY FUND
Institutional Class (commenced operations on October 20, 1988)
2010++   11.34%    $ 63,634     0.97%        0.96%       0.52%        35%
2009     (7.08)      50,425     0.99         0.98        1.15         93
2008    (22.73)      74,997     0.94         0.97        0.98        143
2007     11.93      102,232     1.02         0.99        0.98        116
2006#    10.16       94,653     1.09         1.01        0.87         99
For the period July 1, through September 30,
2005+     3.88(5)    81,447     1.08(6)      1.13(6)     0.46(6)      20
For the year ended June 30,
2005      9.95       81,510     1.07         1.05        0.78        128
Class N (commenced operations on December 30, 2002)
2010++   11.27%    $  6,916     1.47%        1.21%       0.27%        35%
2009     (7.30)       5,560     1.49         1.23        0.91         93
2008    (22.93)       7,102     1.19         1.22        0.74        143
2007     11.62       10,400     1.24         1.27        0.73        116
2006#     9.87       11,122     1.34         1.26        0.62         99
For the period July 1, through September 30,
2005+     3.81(5)     9,451     1.34(6)      1.38(6)     0.20(6)      20
For the year ended June 30,
2005      9.66        8,842     1.32         1.30        0.53        128
SOCIALLY RESPONSIBLE EQUITY FUND
Institutional Class (commenced operations on January 3, 2005)
2010++    9.76%    $ 58,607     0.96%        0.95%       0.98%        17%
2009    (12.11)      52,406     0.98         0.97        1.74         48
2008    (16.24)      53,256     0.90         0.99        1.51         41
2007     13.89       56,490     1.00         0.94        1.19         29
2006##    7.69       45,003     1.12         1.04        1.10         29
For the period July 1, through September 30,
2005+     6.20(5)    21,795     1.24(6)      1.15(6)     0.90(6)       7
For the period January 3, through June 30,
2005     (2.48)(5)   20,510     1.16(6)      1.12(6)     1.43(6)      48
Class N (commenced operations on August 12, 2005)
2010++    9.65%    $  1,756     1.46%        1.20%       0.76%        17%
2009    (12.34)       1,101     1.48         1.22        1.49         48
2008    (16.46)         885     1.15         1.24        1.26         41
2007     13.64          741     1.25         1.19        0.94         29
2006##    7.40          281     1.37         1.29        0.80         29
For the period August 12, through September 30,
2005      1.27(5)        15     1.69(6)      1.43(6)     0.74(6)       7

+    THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

++   FOR THE SIX MONTHS ENDED MARCH 31, 2010.

# ON OCTOBER 3, 2005, THE DIVERSIFIED EQUITY FUND WAS REORGANIZED INTO THE DIVERSIFIED EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

## ON OCTOBER 3, 2005, THE SOCIALLY RESPONSIBLE EQUITY FUND WAS REORGANIZED INTO THE SOCIALLY RESPONSIBLE EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

* RATIO INCLUDES WAIVERS, PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED AND RECAPTURED TRANSFER AGENT FEES. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

**   INCLUDES RETURN OF CAPITAL OF $0.01 PER SHARE.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)  RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) FOR THE PERIOD FROM NOVEMBER 1, 2001, THROUGH JUNE 30, 2003, THE FUND INVESTED SUBSTANTIALLY ALL OF ITS ASSETS IN A SEPARATE SERIES OF A MUTUAL FUND CALLED THE CCM ADVISORS FUNDS (THE "MASTER PORTFOLIO"), AND AS A RESULT, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF INCOME AND EXPENSES IN THE MASTER PORTFOLIO. THE MASTER PORTFOLIO HAD SUBSTANTIALLY SIMILAR OBJECTIVES, STRATEGIES AND POLICIES AS THE FUND.

(4) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(5)  NOT ANNUALIZED.

(6)  ANNUALIZED.

(7) PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25
notes to financial statements

MARCH 31, 2010 (UNAUDITED)

1.   ORGANIZATION

The Limited Maturity Fixed Income Fund (the "Limited Maturity Fund"), the Full Maturity Fixed Income Fund (the "Full Maturity Fund"), the Diversified Equity Fund (the "Diversified Fund"), and the Socially Responsible Equity Fund (the "Socially Responsible Fund") (each a "Fund" and, collectively, the "Funds"), are series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988, under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding Fund's series of the Trust.

The shares of the Funds are divided into two classes: Class N Shares and Institutional Class Shares.

The Balanced Fund closed on March 19, 2010.

Expenses related to the reorganization and reimbursements to CCM Advisors, LLC for reorganization related expenses were incurred and paid by the Funds. These amounts were subject to recapture through the year ended September 30, 2009.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations, including money market funds, with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered investment companies are priced at the Funds' daily net asset value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Trust's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair values; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The Funds held no fair valued securities as of March 31, 2010.

In accordance with U.S. generally accepted accounting principles, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between


                          CNI CHARTER FUNDS | PAGE 26
market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2010, there have been no significant changes to the Funds' fair valuation methodologies.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets,(ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net asset value each day.

FUND DISTRIBUTIONS - The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

The Diversified Fund and the Socially Responsible Fund declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.   INVESTMENT ADVISOR AND SUB-ADVISOR AGREEMENTS

The Funds have an Investment Management Agreement dated October 1, 2005 (the "Agreement") with CCM Advisors, LLC (the "Advisor"), an affiliate of City National Asset Management, Inc. ("CNAM, Inc."), with which certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and the annual rate of 0.75% of each Fund's average daily net assets for the Diversified Fund and Socially Responsible Fund. Effective November 1, 2006, the Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                         Expense Limitation (as a % of average daily net assets)

                       Limited     Full                     Socially
                      Maturity   Maturity   Diversified   Responsible
                        Fund       Fund         Fund          Fund
                      --------   --------   -----------   -----------
Institutional Class     1.00%      1.00%       1.25%         1.25%
Class N                 1.25%      1.25%       1.50%         1.50%

Any fee reductions or expense reimbursements may be repaid to the Advisor within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2010, the Board of Trustees approved the reimbursement of previously waived fees to the Advisor in the amount of $11,767 in the Limited Maturity Fund.

As of March 31, 2010, no previously waived fees were eligible for recapture by the Funds.

CNAM, INC. acts as the sub-advisor with respect to the Limited Maturity Fund and is paid by the Advisor. Until January 28, 2010, PATTERSON CAPITAL CORPORATION also served as a sub-advisor with respect to the Fund and was paid by the Advisor.

ROBERT W. BAIRD & CO., INCORPORATED and BOYD WATTERSON ASSET MANAGEMENT, LLC act as sub-advisors with respect to the Full Maturity Fund and are paid by the Advisor.


                           CNI CHARTER FUNDS | PAGE 27
notes to financial statements

MARCH 31, 2010 (UNAUDITED)

AMBS INVESTMENT COUNSEL, LLC, FREEMAN INVESTMENT MANAGEMENT, CO., LLC, SKBA CAPITAL MANAGEMENT, LLC and TURNER INVESTMENT PARTNERS, INC. act as sub-advisors with respect to the Diversified Fund and are paid by the Advisor.

SKBA CAPITAL MANAGEMENT, LLC acts as the sub-advisor with respect to the Socially Responsible Fund and is paid by the Advisor.

4.   ADMINISTRATION, TRANSFER AGENT DISTRIBUTION AND SHAREHOLDER SERVICES
     AGREEMENTS

Pursuant to an administration agreement dated April 1, 1999, as amended (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Funds' administrator. Effective with the reorganization into the Trust on October 3, 2005, under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average net assets of the Trust exceeding $7.5 billion.

The Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class N Shares of each Fund.

SEI Investments Management Corporation (the "Transfer Agent") serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees. Citigroup Fund Services, LLC serves as sub-transfer agent for the Funds and provides services at an annual rate of $14,000 per share class plus other transaction based fees and out of pocket expenses.

The Trust has entered into a Shareholder Servicing Agreement that permits payment of compensation to CCM Advisors, LLC ("CCMA"), which provides certain shareholder support for its customers who own Class N Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CCMA has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2010, CCMA received Shareholder Servicing fees from the Trust in the amount of $4,760.

Certain officers of the Trust are also officers of the Advisor, CNAM, Inc. or the Administrator. Such officers are paid no fees by the Trust or the Funds for serving as officers of the Funds.

5.   FEDERAL INCOME TAXES

It is each Fund's policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and each Fund intends to distribute its investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily


                           CNI CHARTER FUNDS | PAGE 28
attributable to paydown reclasses, REIT adjustments, distribution reclasses, partnership adjustment and return of capital have been reclassified to/from the following accounts as of September 30, 2009:

                               Increase        Increase
                              (Decrease)      (Decrease)     Increase
                            Undistributed     Accumulated   (Decrease)
                            Net Investment   Net Realized     Paid in
                             Income (Loss)    Gain (Loss)     Capital
Fund                            (000)            (000)         (000)
----                        --------------   ------------   ----------
Limited Maturity Fund             $23            $(23)          $--
Full Maturity Fund                 (4)              4            --
Diversified Fund                    3              (3)           --
Socially Responsible Fund           5              (5)           --

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2009, and September 30, 2008, are shown below (000s):

                            Ordinary     Long-term    Return of
                             Income    Capital Gain    Capital     Total
Fund                          (000)        (000)        (000)      (000)
----                        --------   ------------   ---------   -------
Limited Maturity Fund
   2009                      $1,045       $   --         $--      $ 1,045
   2008                       2,676           --          --        2,676
Full Maturity Fund
   2009                      $1,657       $   --         $--      $ 1,657
   2008                       1,892           --          --        1,892
Diversified Fund
   2009                      $  764       $   --         $ 5      $   769
   2008                       5,167        9,431          --       14,598
Socially Responsible Fund
   2009                      $  796       $   --         $--      $   796
   2008                       1,565        2,001          --        3,566

As of September 30, 2009, the components of Accumulated Losses on a tax basis were as follows (000s):

                                                                                                                      Total
                                                                                                                  Distributable
                           Undistributed  Undistributed     Capital                     Unrealized       Other       Earnings
                              Ordinary      Long-term         Loss      Post-October   Appreciation    Temporary   (Accumulated
                               Income      Capital Gain  Carryforwards     Losses     (Depreciation)  Difference     Losses)
Fund                           (000)           (000)         (000)          (000)          (000)         (000)        (000)
----                       -------------  -------------  -------------  ------------  --------------  ----------  -------------
Limited Maturity Fund           $ 73           $ --        $ (2,488)      $   (501)      $   793        $ (73)      $ (2,196)
Full Maturity Fund               124            194              --             --           510         (124)           704
Diversified Fund                  --             --         (10,584)       (13,909)          916           --        (23,577)
Socially Responsible Fund          3             --          (2,242)        (6,539)       (3,095)          --        (11,873)

During the year ended September 30, 2009, the following Funds utilized capital loss carryforwards to offset capital gains amounting to (000):

Full Maturity Fund   $397

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008, through September 30, 2009, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2009, the breakdown of capital loss carryforwards was as follows (000s):

                                                 Expiring
                        ----------------------------------------------------------
                         2012    2013    2014    2015     2016     2017     Total
Fund                    (000)   (000)   (000)    (000)   (000)    (000)     (000)
----                    -----   -----   -----   ------   -----   -------   -------
Limited Maturity Fund    $22     $838    $132   $1,415    $--    $    81   $ 2,488
Diversified Equity        --       --      --       --     --     10,584    10,584
Socially Responsible      --       --      --       --     81      2,161     2,242

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2010, for each of the Funds were as follows (000s):

                                         Aggregate      Aggregate          Net
                                           Gross          Gross        Unrealized
                             Federal    Unrealized     Unrealized     Appreciation
                            Tax Cost   Appreciation   Depreciation   (Depreciation)
Fund                          (000)        (000)          (000)           (000)
----                        --------   ------------   ------------   --------------
Limited Maturity Fund        $62,474      $  684         $  (121)        $  563
Full Maturity Fund            46,171       1,382            (889)           493
Diversified Fund              63,967       8,875          (1,902)         6,973
Socially Responsible Fund     56,492       8,230          (4,444)         3,786


                           CNI CHARTER FUNDS | PAGE 29
notes to financial statements

MARCH 31, 2010 (UNAUDITED)

6.   CAPITAL SHARE TRANSACTIONS (000S):

The share transactions for the six months ended March 31, 2010 (Unaudited) and the year ended September 30, 2009, were as follows:

                        Limited Maturity       Full Maturity
                           Fund (000)            Fund (000)
                      -------------------   -------------------
                      03/31/10   09/30/09   03/31/10   09/30/09
                      --------   --------   --------   --------
INSTITUTIONAL CLASS
   Shares Sold         2,124         274     415(1)        69
   Shares Issued in
      Reinvestment
      of Dividends        28          64      73          126
   Shares Redeemed      (538)     (5,805)    (25)        (722)
                       -----      ------     ---         ----
   Total Net Change    1,614      (5,467)    463         (527)
                       =====      ======     ===         ====
CLASS N
   Shares Sold           518         103     139           58
   Shares Issued in
      Reinvestment
      of Dividends         3           2       4            2
   Shares Redeemed       (34)        (13)    (62)         (26)
                       -----      ------     ---         ----
   Total Net Change      487          92      81           34
                       =====      ======     ===         ====

                                                  Socially
                          Diversified           Responsible
                           Fund (000)            Fund (000)
                      -------------------   -------------------
                      03/31/10   09/30/09   03/31/10   09/30/09
                      --------   --------   --------   --------
INSTITUTIONAL CLASS
   Shares Sold         633(1)        929       662      1,511
   Shares Issued in
      Reinvestment
      of Dividends      10            71        29        115
   Shares Redeemed     (30)       (2,649)     (538)      (836)
                       ---        ------       ---        ---
   Total Net Change    613        (1,649)      153        790
                       ===        ======       ===        ===
CLASS N
   Shares Sold         111            30        76         95
   Shares Issued in
      Reinvestment
      of Dividends       1             5         1          2
   Shares Redeemed     (53)         (121)      (15)       (56)
                       ---        ------       ---        ---
   Total Net Change     59           (86)       62         41
                       ===        ======       ===        ===

(1) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

7.   SECURITIES TRANSACTIONS

Purchases and sales and maturities of investment securities, other than short-term investments, for the six months ended March 31, 2010, were as follows:

                                  Purchases         Sales & Maturities
                            --------------------    ------------------
                            U.S. Gov't    Other    U.S. Gov't    Other
Fund                           (000)      (000)       (000)      (000)
----                        ----------   -------   ----------   -------
Limited Maturity Fund         $24,718    $16,374     $14,461    $ 5,371
Full Maturity Fund              8,243      6,067       6,435      2,880
Diversified Fund                   --     27,913          --     20,059
Socially Responsible Fund          --     10,462          --      8,906


                           CNI CHARTER FUNDS | PAGE 30

8.   INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.   IN-KIND TRANSACTIONS

During the six months ended March 31, 2010, the Full Maturity Fund and Diversified Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on March 19, 2010, as follows:

                      Shares       Value
                      Issued   ($Thousands)
                     -------   ------------
Full Maturity Fund   411,798      $4,332
Diversified Fund     584,035      $7,189

10.  RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11.  SUBSEQUENT EVENTS

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through May 28, 2010, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2010.

Effective May 24, 2010, UMB Fund Services will replace Citigroup Fund Services, LLC ("Citi") as sub-transfer agent for the Funds. The fee arrangement for UMB will be identical to Citi's fee arrangement with respect to the Funds.

At a meeting of the Board of Trustees of the CNI Charter Funds held on May 25, 2010, the Board approved the termination of Freeman Investment Management Co., LLC as sub-adviser to the Diversified Equity Fund and approved the appointment of City National Asset Management, Inc. to serve as interim sub-adviser to the Diversified Equity Fund subject to the terms of a sub-advisory agreement with CCMA (the "Agreement") that will terminate 150 days after the effective date of the Agreement unless the Agreement has been approved by a majority of the shareholders of the Fund prior to such termination date.


                           CNI CHARTER FUNDS | PAGE 31
disclosure of fund expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                      10/1/09     3/31/10      RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
LIMITED MATURITY FIXED INCOME FUND
ACTUAL FUND RETURN
Institutional Class                  $1,000.00   $1,010.90      0.75%       $3.76
Class N                               1,000.00    1,008.90      0.99%        4.96
HYPOTHETICAL 5% RETURN
Institutional Class                  $1,000.00   $1,021.19      0.75%       $3.78
Class N                               1,000.00    1,020.00      0.99%        4.99
FULL MATURITY FIXED INCOME FUND
ACTUAL FUND RETURN
Institutional Class                  $1,000.00   $1,025.30      0.71%       $3.59
Class N                               1,000.00    1,023.10      0.95%        4.79
HYPOTHETICAL 5% RETURN
Institutional Class                  $1,000.00   $1,021.39      0.71%       $3.58
Class N                               1,000.00    1,020.19      0.95%        4.78

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                      10/1/09     3/31/10      RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
DIVERSIFIED EQUITY FUND
ACTUAL FUND RETURN
Institutional Class                  $1,000.00   $1,113.40      0.96%       $5.06
Class N                               1,000.00    1,112.70      1.21%        6.37
HYPOTHETICAL 5% RETURN
Institutional Class                  $1,000.00   $1,020.14      0.96%       $4.84
Class N                               1,000.00    1,018.90      1.21%        6.09
SOCIALLY RESPONSIBLE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class                  $1,000.00   $1,097.60      0.95%       $4.97
Class N                               1,000.00    1,096.50      1.20%        6.27
HYPOTHETICAL 5% RETURN
Institutional Class                  $1,000.00   $1,020.19      0.95%       $4.78
Class N                               1,000.00    1,018.95      1.20%        6.04

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).


                           CNI CHARTER FUNDS | PAGE 32

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

                                                 (CNI CHARTER FUNDS(SM)(R) LOGO)

cnicharterfunds.com                                              CNI-SA-003-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)*               /s/ Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: June 9, 2010


By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date: June 9, 2010

* Print the name and title of each signing officer under his or her signature.